Mar. 02, 2026
Invesco BulletShares 2032 Municipal Bond ETF
INVESCO EXCHANGE-TRADED SELF INDEXED FUND TRUST
SUPPLEMENT DATED March 2, 2026 TO THE PROSPECTUSES
DATED December 19, 2025, OF:
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.